ENVIRONMENTAL REHABILITATION (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of interest in funds [text block] [Abstract]
Schedule of Reconciliation of Obligations Associated Retirement Properties
Total
Balance, April 1, 2020	$8,700
Reclamation expenditures	(189)
Unwinding of discount of environmental rehabilitation	251
Revision of provision	(1,610)
Foreign exchange impact	711
Balance, March 31, 2021	$7,863
Reclamation expenditures	(467)
Unwinding of discount of environmental rehabilitation	269
Revision of provision	812
Foreign exchange impact	262
Balance, March 31, 2022	$8,739